Schedule of Investments - March 31, 2022
Hotchkis & Wiley International Small Cap Diversified Value Fund (Unaudited)

Country Breakdown* (% of net assets)
Japan	27.95%
United Kingdom	13.66%
Australia	8.63%
France	6.00%
Canada	6.18%
Germany	5.14%
Italy	3.98%
Sweden	3.36%
Spain	2.90%
Israel	2.86%
Switzerland	2.49%
Norway	2.28%
Austria	2.06%
United States	1.94%
Denmark	1.88%
Singapore	1.59%
Hong Kong	1.21%
Netherlands	0.74%
Ireland	0.66%
Portugal	0.54%
Poland	0.39%
Belgium	0.27%
Finland	0.27%
Indonesia	0.21%
Turkey	0.21%
Malaysia	0.20%
Philippines	0.19%
Short-term securities and other assets in excess of liabilities	2.21%
* Based on country of risk.

		Shares
COMMON STOCKS - 97.79%		Held	Value
COMMUNICATION SERVICES - 2.01%
Entertainment - 0.45%
Akatsuki, Inc. (v)		600	$14,178
GungHo Online Entertainment, Inc. (v)		700	14,863
			29,041
Media - 1.56%
APG SGA SA (a)		160	33,764
Atresmedia Corp. de Medios de Comunicacion SA (v)		3,200	13,516
Mediaset Espana Comunicacion SA (a)		4,200	21,242
Metropole Television SA (v)		1,000	19,723
TX Group AG (v)		80	13,320
			101,565
TOTAL COMMUNICATION SERVICES			130,606

CONSUMER DISCRETIONARY - 9.66%
Auto Components - 1.59%
Cie Plastic Omnium SA (v)		800	14,525
FCC Company Ltd. (v)		1,500	16,425
NHK Spring Company Ltd. (v)		2,600	18,703
Nokian Renkaat Oyj (v)		400	6,492
Toyota Boshoku Corp. (v)		1,200	19,513
TS Tech Company Ltd. (v)		2,500	27,953
			103,611
Automobiles - 0.85%
Mazda Motor Corp. (v)		4,300	31,608
Mitsubishi Motors Corp. (a) (v)		4,900	13,160
Trigano SA (a) (v)		70	10,194
			54,962
Distributors - 0.40%
Inchcape PLC (v)		3,000	26,250

Diversified Consumer Services - 0.49%
Anexo Group PLC (v)		18,000	31,746

Hotels, Restaurants & Leisure - 0.47%
Dalata Hotel Group PLC (a)		6,900	30,227

Household Durables - 1.90%
Crest Nicholson Holdings PLC (v)		3,000	10,481
Henry Boot PLC		3,500	14,529
Portmeirion Group PLC (v)		1,500	12,010
Redrow PLC (v)		3,900	26,680
Tachikawa Corp. (v)		3,500	30,501
Tamron Company Ltd. (v)		1,500	29,139
			123,340
Internet & Catalog Retail - 0.22%
Takkt AG (v)		800	14,482

Leisure Products - 0.54%
Furyu Corp. (v)		1,800	16,165
Photo-Me International PLC		20,500	19,201
			35,366
Specialty Retail - 2.27%
Adastria Company Ltd. (v)		2,200	34,496
AOKI Holdings, Inc. (v)		6,500	30,814
Clas Ohlson AB (v)		1,900	21,591
Mobilezone Holding AG (v)		1,600	28,262
Premier Investments Ltd. (v)		700	14,317
Super Retail Group Ltd. (v)		2,400	18,437
			147,917
Textiles, Apparel & Luxury Goods - 0.93%
Hagihara Industries, Inc. (v)		1,900	17,525
HUGO BOSS AG (v)		300	17,308
The Japan Wool Textile Company Ltd. (v)		1,700	12,392
Mavi Giyim Sanayi Ve Ticaret AS (r)		2,600	13,610
			60,835
TOTAL CONSUMER DISCRETIONARY			628,736

CONSUMER STAPLES - 5.96%
Beverages - 0.32%
Corby Spirit and Wine Ltd.		1,500	20,854

Food & Staples Retailing - 1.23%
Amsterdam Commodities NV (v)		500	13,517
Arcs Company Ltd. (v)		1,100	19,073
Kato Sangyo Company Ltd. (v)		1,200	31,083
Metcash Ltd. (v)		4,800	16,250
			79,923
Food Products - 3.65%
Austevoll Seafood ASA (v)		1,700	26,289
Ebara Foods Industry, Inc. (v)		1,400	32,312
Ezaki Glico Company Ltd. (v)		400	12,205
Greencore Group PLC (a)		7,700	12,998
Itoham Yonekyu Holdings, Inc. (v)		2,200	11,684
Neto ME Holdings Ltd. (v)		300	21,218
Nippn Corp. (v)		1,100	14,979
Nitto Fuji Flour Milling Company Ltd. (v)		600	22,222
Savencia SA		180	12,107
Tassal Group Ltd. (v)		13,200	35,489
Tate & Lyle PLC (v)		1,400	13,421
Wynnstay Group PLC (v)		2,900	22,841
			237,765
Personal Products - 0.27%
HABA Laboratories, Inc. (v)		1,000	17,708

Tobacco - 0.49%
Scandinavian Tobacco Group A/S (r) (v)		1,500	31,985
TOTAL CONSUMER STAPLES			388,235

ENERGY - 6.82%
Energy Equipment & Services - 2.41%
Expro Group Holdings NV (a)		2,133	37,925
Subsea 7 SA (v)		4,700	43,667
Technip Energies NV (v)		1,360	16,584
TechnipFMC PLC (a) (i)		5,000	38,749
TerraVest Industries, Inc.		1,000	20,118
			157,043
Oil, Gas & Consumable Fuels - 4.41%
Birchcliff Energy Ltd.		7,100	47,479
Capricorn Energy PLC (a) (v)		11,861	34,247
Cardinal Energy Ltd. (a) (m)		4,700	28,723
Crescent Point Energy Corp.		5,100	36,960
Kosmos Energy Ltd. (a)		7,700	55,363
Pantheon Resources PLC (a) (v)		18,400	28,235
Pilipinas Shell Petroleum Corp. (a)		34,700	12,165
Vermilion Energy, Inc.		2,100	44,095
			287,267
TOTAL ENERGY			444,310

FINANCIALS - 24.56%
Banks - 9.55%
The Aichi Bank Ltd. (v)		300	11,095
Banca Popolare di Sondrio SPA (v)		4,700	19,195
Banco de Sabadell SA (v)		42,500	34,730
Bank Danamon Indonesia Tbk PT		81,100	13,778
Bank Millennium SA (a) (v)		16,300	25,550
Caisse Regionale de Credit Agricole Mutuel Brie Picardie (v)		1,400	33,505
Caisse Regionale de Credit Agricole Mutuel de Normandie-Seine (v)		250	25,698
Caisse Regionale de Credit Agricole Mutuel de Paris et d'Ile-de-France (v)		410	37,242
Caisse Regionale de Credit Agricole Mutuel d'Ille-et-Vilaine (v)		240	17,472
Caisse Regionale de Credit Agricole Mutuel Nord de France		900	19,694
Caisse Regionale de Credit Agricole Mutuel Toulouse 31		260	22,159
Canadian Western Bank		700	20,348
Collector AB (a) (v)		8,400	34,858
Dah Sing Financial Holdings Ltd. (v)		10,400	33,606
The Hachijuni Bank Ltd. (v)		5,800	19,217
The Iyo Bank Ltd. (v)		4,200	20,472
The Keiyo Bank Ltd. (v)		5,200	20,891
Komplett Bank ASA (v)		26,300	22,381
The Musashino Bank Ltd. (v)		800	11,439
Pareto Bank ASA (v)		3,300	24,551
The Shikoku Bank Ltd. (v)		2,100	12,773
Sparebank 1 Oestlandet (v)		1,400	22,210
Sparebanken Vest (v)		1,900	22,179
Sparekassen Sjaelland-Fyn A/S		600	18,382
Suruga Bank Ltd. (v)		7,700	25,601
The Tochigi Bank Ltd. (v)		8,800	15,859
TOMONY Holdings, Inc. (v)		4,900	13,084
Unicaja Banco SA (r) (v)		22,800	23,698
			621,667
Capital Markets - 6.75%
ABG Sundal Collier Holding ASA		19,500	18,871
AGF Management Ltd.		5,900	36,717
Atreyu Capital Markets Ltd. (v)		1,000	21,512
Baader Bank AG (v)		4,700	31,933
Flow Traders (r) (v)		500	16,973
GAM Holding AG (a) (v)		23,300	28,767
HS Holdings Company Ltd. (v)		3,600	38,244
Insignia Financial Ltd. (v)		13,200	36,271
Jupiter Fund Management PLC (v)		4,300	11,631
Man Group PLC (v)		5,600	17,089
Manolete Partners PLC		9,500	29,951
Meitav Dash Investments Ltd. (v)		2,800	15,146
Navigator Global Investments Ltd. (v)		27,700	33,826
Numis Corp. PLC (v)		7,600	25,446
Rothschild & Company (v)		760	30,052
Toyo Securities Company Ltd. (v)		25,200	30,692
Value Partners Group Ltd. (v)		38,000	16,217
			439,338
Consumer Finance - 1.72%
AEON Financial Service Company Ltd. (v)		3,200	31,712
Hoist Finance AB (a) (r) (v)		10,700	32,846
Nawi Brothers Ltd. (v)		3,500	33,684
Resurs Holding AB (r) (v)		4,800	14,073
			112,315
Diversified Financial Services - 2.67%
Banca IFIS SpA (v)		1,900	38,848
Burford Capital Ltd. (v)		3,600	32,802
Challenger Ltd. (v)		3,400	17,035
Financial Products Group Company Ltd. (v)		5,300	37,220
GRENKE AG (v)		600	16,669
Plus500 Ltd. (v)		1,700	31,368
			173,942
Insurance - 3.70%
AUB Group Ltd. (v)		1,200	20,367
Beazley PLC (v)		5,000	27,492
Clal Insurance Enterprises Holdings Ltd. (a) (v)		800	18,771
Coface SA (v)		1,600	19,268
Grupo Catalana Occidente SA (v)		400	12,285
Hiscox Ltd. (v)		2,900	37,398
Lancashire Holdings Ltd. (v)		4,500	25,374
Solid Forsakring AB (a) (v)		380	1,970
Unipol Gruppo SpA (v)		5,100	27,974
UNIQA Insurance Group AG (v)		2,400	19,037
Vienna Insurance Group AG Wiener Versicherung Gruppe		1,200	31,129
			241,065
Thrifts & Mortgage Finance - 0.17%
Asax Company Ltd. (v)		2,100	11,166
TOTAL FINANCIALS			1,599,493

HEALTH CARE - 3.56%
Health Care Equipment & Supplies - 0.69%
Draegerwerk AG & Company KGaA (v)		360	19,391
Medmix AG (a) (r) (v)		170	5,932
Paramount Bed Holdings Company Ltd. (v)		1,200	19,512
			44,835
Health Care Providers & Services - 2.26%
Estia Health Ltd. (v)		22,700	39,289
FALCO HOLDINGS Company Ltd. (v)		1,300	21,348
Regis Healthcare Ltd. (v)		15,900	25,622
Ship Healthcare Holdings, Inc. (v)		600	9,720
Toho Holdings Company Ltd. (v)		2,200	33,219
Virtus Health Ltd.		3,000	18,071
			147,269
Health Care Technology - 0.33%
GPI SpA		1,400	21,683

Pharmaceuticals - 0.28%
Tsumura & Company (v)		700	18,301
TOTAL HEALTH CARE			232,088

INDUSTRIALS - 22.40%
Aerospace & Defense - 4.79%
Austal Ltd. (v)		23,100	32,614
Avio SpA (v)		2,800	32,840
Babcock International Group PLC (a) (v)		8,100	34,393
Meggitt PLC (a) (v)		2,000	19,903
QinetiQ Group PLC (v)		5,500	21,856
Rheinmetall AG (v)		320	67,638
Saab AB (v)		1,400	50,568
Senior PLC (a) (v)		18,300	30,559
Ultra Electronics Holdings PLC (v)		500	21,724
			312,095
Air Freight & Logistics - 1.12%
bpost SA (v)		2,700	17,850
Oesterreichische Post AG (v)		500	17,767
PostNL NV (v)		4,600	17,531
Wincanton PLC		3,900	19,776
			72,924
Building Products - 1.14%
Centrotec SE		800	21,860
Inrom Construction Industries Ltd. (v)		2,800	13,032
Nichiha Corp. (v)		500	10,225
Norcros PLC (v)		4,800	16,236
Takasago Thermal Engineering Company Ltd. (v)		900	12,761
			74,114
Commercial Services & Supplies - 1.75%
Daiseki Company Ltd. (v)		380	14,293
Downer EDI Ltd. (v)		3,100	12,437
ISS A/S (a) (v)		700	12,440
Loomis AB (v)		1,300	35,460
Okamura Corp. (v)		1,200	11,849
Pilot Corp. (v)		400	17,178
Societe BIC SA (v)		210	10,610
			114,267
Construction & Engineering - 3.09%
Balfour Beatty PLC (v)		3,500	11,794
Grupo Empresarial San Jose SA (v)		2,300	11,182
Hazama Ando Corp. (v)		1,900	14,042
Implenia AG (a) (v)		900	22,010
Keller Group PLC (v)		1,100	12,009
Kumagai Gumi Company Ltd. (v)		500	11,067
Maire Tecnimont SpA (v)		4,200	14,453
Monadelphous Group Ltd. (v)		2,100	17,168
Morgan Sindall Group PLC (v)		500	15,743
Per Aarsleff Holding A/S		300	11,645
Severfield PLC (v)		13,800	12,142
Strabag SE (v)		300	12,036
Sumitomo Mitsui Construction Company Ltd. (v)		3,500	11,923
Taikisha Ltd. (v)		500	12,433
Tobishima Corp. (v)		1,400	11,816
			201,463
Industrial Conglomerates - 1.00%
Chargeurs SA (v)		800	17,971
Indus Holding AG (v)		500	14,830
MBB SE (v)		230	32,013
			64,814
Machinery - 6.84%
ANDRITZ AG (v)		400	18,474
Aumann AG (a) (r) (v)		2,100	36,266
Bucher Industries AG (v)		40	16,169
Danieli & C Officine Meccaniche SpA (v)		2,000	31,771
Duerr AG (v)		750	22,128
Ebara Corp. (v)		300	16,641
Frencken Group Ltd. (v)		10,800	13,087
Fu Yu Corp. Ltd.		65,600	13,310
Glory Ltd. (v)		1,100	18,590
The Japan Steel Works Ltd. (v)		500	15,497
Manitou BF SA (v)		600	16,753
Meidensha Corp. (v)		600	12,410
Morgan Advanced Materials PLC (v)		4,600	18,649
Nitta Corp. (v)		800	18,039
Noritake Company Ltd. (v)		600	21,810
OKUMA Corp. (v)		300	12,424
OSG Corp. (v)		800	12,226
Ponsse Oyj (v)		300	10,864
Shibuya Corp. (v)		900	17,900
Shinmaywa Industries Ltd. (v)		1,700	12,570
Sulzer AG (v)		170	14,121
Takeuchi Manufacturing Company Ltd. (v)		800	17,203
Talgo SA (r) (v)		2,600	11,155
Tsubakimoto Chain Company (v)		700	17,420
Tsukishima Kikai Company Ltd. (v)		2,100	18,559
Wacker Neuson SE (v)		500	11,147
			445,183
Professional Services - 1.80%
Assystem SA (v)		400	18,795
Bertrandt AG (v)		600	29,330
Gateley Holdings PLC (v)		5,100	13,445
Impellam Group PLC (a) (v)		1,900	10,483
McMillan Shakespeare Ltd. (v)		2,300	20,599
Persol Holdings Company Ltd. (v)		600	13,444
SThree PLC (v)		2,100	11,350
			117,446
Road & Rail - 0.38%
Nikkon Holdings Company Ltd. (v)		700	11,681
Sankyu, Inc. (v)		400	13,038
			24,719
Trading Companies & Distributors - 0.49%
Ferronordic AB (v)		1,200	7,338
Kanamoto Company Ltd. (v)		700	11,437
Kanematsu Corp. (v)		1,200	13,127
			31,902
TOTAL INDUSTRIALS			1,458,927

INFORMATION TECHNOLOGY - 6.12%
Communications Equipment - 0.62%
Evertz Technologies Ltd.		3,300	40,229

Electronic Equipment, Instruments & Components - 3.06%
Alps Alpine Company Ltd. (v)		3,200	31,506
Celestica, Inc. (a)		2,600	30,926
Daitron Company Ltd. (v)		1,900	29,218
Esprinet SpA (v)		1,000	10,548
Horiba Ltd. (v)		200	10,898
Japan Aviation Electronics Industry Ltd. (v)		2,200	35,637
Kaga Electronics Company Ltd. (v)		800	21,146
V Technology Company Ltd. (v)		1,100	29,449
			199,328
IT Services - 1.33%
CSE Global Ltd. (v)		57,900	20,241
DTS Corp. (v)		600	13,118
Global Dominion Access SA (r) (v)		2,700	12,102
KNOW IT AB (v)		600	19,890
Sword Group (v)		400	21,588
			86,939
Semiconductors & Semiconductor Equipment - 0.22%
UMS Holdings Ltd. (v)		15,625	14,031

Software - 0.89%
Silverlake Axis Ltd. (v)		188,500	44,366
System Research Company Ltd. (v)		900	13,794
			58,160
TOTAL INFORMATION TECHNOLOGY			398,687

MATERIALS - 11.27%
Chemicals - 2.83%
Asahi Yukizai Corp. (v)		1,100	17,967
Dai Nippon Toryo Company Ltd. (v)		4,700	30,123
Kanto Denka Kogyo Company Ltd. (v)		3,500	30,719
Nihon Parkerizing Company Ltd. (v)		1,500	11,373
Sumitomo Seika Chemicals Company Ltd. (v)		1,200	30,377
Toagosei Company Ltd. (v)		2,000	17,582
Tokuyama Corp. (v)		2,100	29,384
Yushiro Chemical Industry Company Ltd. (v)		2,000	16,886
			184,411
Construction Materials - 2.20%
Buzzi Unicem SpA (v)		1,000	18,505
Cementir Holding NV (v)		3,800	28,676
CSR Ltd. (v)		5,000	22,857
Forterra PLC (r) (v)		8,900	27,008
H+H International A/S (a) (v)		700	19,223
Vicat SA (v)		800	27,114
			143,383
Containers & Packaging - 1.07%
Fuji Seal International, Inc. (v)		700	9,571
Mayr Melnhof Karton AG (v)		100	17,828
Takemoto Yohki Company Ltd. (v)		3,000	20,824
Winpak Ltd.		700	21,501
			69,724
Metals & Mining - 3.61%
Anglo Pacific Group PLC		11,500	26,709
Dowa Holdings Company Ltd. (v)		300	13,711
MACA Ltd. (v)		38,900	25,573
Macmahon Holdings Ltd.		98,200	14,329
Mount Gibson Iron Ltd. (v)		110,400	51,198
OceanaGold Corp. (a) (m)		12,900	28,583
Regis Resources Ltd. (v)		27,300	43,248
Sandfire Resources Ltd. (v)		4,300	18,254
Tokyo Steel Manufacturing Company Ltd. (v)		1,400	13,244
			234,849
Paper & Forest Products - 1.56%
Altri SGPS SA (v)		2,000	13,355
Iberpapel Gestion SA		1,700	29,526
Miquel y Costas & Miquel SA (v)		1,400	19,365
The Navigator Company SA (v)		5,800	21,591
Stella-Jones, Inc. (m)		600	18,031
			101,868
TOTAL MATERIALS			734,235

REAL ESTATE - 2.97%
Equity Real Estate Investment Trusts - 1.26%
First Real Estate Investment Trust (v)		50,600	11,519
Impact Healthcare Reit PLC (v)		21,200	34,057
SmartCentres Real Estate Investment Trust		1,400	36,765
			82,341
Real Estate Management & Development - 1.71%
Airport City Ltd. (a) (v)		1,400	31,856
Great Eagle Holdings Ltd. (v)		12,000	29,074
Nisshin Group Holdings Company Ltd. (v)		8,200	31,037
Shinoken Group Company Ltd. (v)		2,300	19,289
			111,256
TOTAL REAL ESTATE			193,597

UTILITIES - 2.46%
Electric Utilities - 0.81%
EVN AG (v)		700	18,046
Fjordkraft Holding ASA (r) (v)		3,100	11,822
Hokkaido Electric Power Company, Inc. (v)		2,800	11,092
Hokuriku Electric Power Company (v)		2,700	11,756
			52,716
Gas Utilities - 0.76%
Hiroshima Gas Company Ltd. (v)		6,300	17,310
Italgas SpA (v)		5,000	32,077
			49,387
Independent Power and Renewable Electricity Producers - 0.18%
Electric Power Development Company Ltd. (v)		800	11,426
Greenvolt-Energias Renovaveis SA (a) (v)		36	296
			11,722
Multi-Utilities - 0.71%
ACEA SpA (v)		600	11,017
Centrica PLC (a) (v)		33,700	35,252
			46,269
TOTAL UTILITIES			160,094

Total common stocks (Cost $5,766,172)			6,369,008

Total long-term investments (Cost $5,766,172)			6,369,008
		Principal
SHORT-TERM INVESTMENTS - 1.75%		Amount
Time Deposits - 1.75%
Australia and New Zealand Banking Group Ltd., 0.15%, 04/01/2022*		$113,801	113,801
Total short-term investments (Cost $113,801)			113,801

Total investments - 99.54% (Cost $5,879,973)			6,482,809

Other assets in excess of liabilities - 0.46%			30,171

Net assets - 100.00%			$6,512,980

(a) -	Non-income producing security.
(i) -	Illiquid security. The total market value of these securities was $38,749, which represented 0.59% of net assets.
(m) -
Restricted security.  Purchased in a private placement transaction; resale to the public may require registration.  The total market value of these securities was $75,337, which represented 1.16% of net assets.

(r) -
Rule 144A security under the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $237,470, which represented 3.65% of net assets.

(v) -
Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $5,304,926, which represented 81.45% of net assets.  See Security Valuation below.

* -	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a U.S. stock exchange or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund's net asset value. Fixed-income securities are generally valued on the basis of prices obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange.  When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2022:

Level 1 --- Quoted prices in an active market:
Common Stocks	$1,025,333
Time Deposits	113,801
Level 2 --- Other significant observable market inputs:
Common Stocks:
Communication Services	75,600
Consumer Discretionary	551,169
Consumer Staples	342,276
Energy	161,482
Financials	1,388,464
Health Care	192,334
Industrials	1,392,336
Information Technology	327,532
Materials	595,556
Real Estate	156,832
Utilities	160,094
Level 3 --- Significant unobservable inputs	-

Total Investments	$6,482,809

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.